Discontinued Operations (Tables)	12 Months Ended
Aug. 31, 2023
Discontinued Operations [Abstract]
Schedule of Reconciliation of the Major Classes of Income and Losses From Discontinued Operations in the Consolidated Statements of Operations and Comprehensive Loss	Reconciliation of the major classes of income and losses from discontinued operations in the consolidated statements of operations and comprehensive loss for the year ended August 31, 2021 is as follow:
For the year ended August 31,
2021
RMB
Revenue	2,303,339
Cost of revenue	(1,315,026)
Gross profit	988,313
Selling, general and administrative expenses	(400,012)
Other operating income	7,604
Operating income	595,905
Interest expense, net	(695)
Investment income	56,657
Other expenses	(4,180)
Income before income taxes and share of equity in loss of unconsolidated affiliate	647,687
Income tax expense	(16,877)
Share of equity in loss of unconsolidated affiliate	(200)
Net income (before one-off loss upon deconsolidation of the Affected Entities)	630,610

One-off loss upon deconsolidation of the Affected Entities, net of tax	(261,267)
Net income from discontinued operations	369,343
Summarized cash flow information for discontinued operations are as follows:
Net cash provided by operating activities	516,873
Net cash provided by investing activities*	137,323
Net cash used in financing activities**	(153,987)
Note*:	The amount of RMB 192,373 cash was redeemed from continuing operations for the year ended August 31, 2021.
Note**:	The amount of RMB 111,668 was repaid to continuing operations for the year ended August 31, 2021.